Inventories (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Inventories
Crude oil and other raw materials	R 4,269	R 3,513
Process material	1,834	1,868
Maintenance materials	5,585	6,376
Work in progress	2,560	2,108
Manufactured products	15,315	13,681
Consignment inventory	179	255
Total inventories	R 29,742	R 27,801	R 29,646